Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables And Accruals [Abstract]
Trade payables	$ 3,356	$ 913
Accrued compensation	5,876	6,099
Accrued litigation costs	916	151
Dividends	1,182	1,102
Success fee obligation - current portion	47	585
Accrued contingent partner payments & legal fees	5,133	4,077
Patent acquisition liability	10	1,000
Project losses	463
Accrued other	3,514	1,718
Accrued liabilities current	$ 20,487	$ 15,645